Total Equity - Non-Controlling Interests (Details) - USD ($) $ in Millions						12 Months Ended
	Dec. 14, 2018	Jul. 05, 2018	Jun. 19, 2018	Apr. 30, 2018	Mar. 09, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Carrying value						$ 4,250.4	$ 4,600.9
Net earnings attributable to non-controlling interests						441.9	(125.7)
Dividends paid, other shares						45.1	44.6
Share of profit of associates						$ 221.1	$ 200.5
Allied World
Disclosure of subsidiaries [line items]
Minority voting percentage						32.20%	32.60%
Carrying value						$ 1,196.6	$ 1,229.4
Net earnings attributable to non-controlling interests						$ 6.1	$ (182.3)
Proportion of ownership interest in subsidiary						67.80%
Fairfax India
Disclosure of subsidiaries [line items]
Minority voting percentage						6.20%	6.40%
Carrying value						$ 1,095.4	$ 1,110.7
Net earnings attributable to non-controlling interests						$ 81.9	$ (59.9)
Performance fee					$ 114.4
Proportion of ownership interest in subsidiary					33.60%	33.70%	30.20%
Number of subordinated voting equity interests acquired					7,663,685
Economic ownership percentage						66.30%	69.80%
Recipe
Disclosure of subsidiaries [line items]
Minority voting percentage						43.10%	43.30%
Carrying value						$ 494.3	$ 578.0
Net earnings attributable to non-controlling interests						$ 33.6	$ 55.7
Proportion of ownership interest in subsidiary						43.70%
Economic ownership percentage						56.30%	59.80%
Grivalia Properties REIC
Disclosure of subsidiaries [line items]
Minority voting percentage						47.30%	47.30%
Carrying value						$ 473.1	$ 517.6
Net earnings attributable to non-controlling interests						$ 28.6	$ 20.0
Proportion of ownership interest in subsidiary						53.00%
Thomas Cook India
Disclosure of subsidiaries [line items]
Minority voting percentage						33.10%	32.40%
Carrying value						$ 434.5	$ 391.2
Net earnings attributable to non-controlling interests						$ 283.4	$ 28.2
Proportion of ownership interest in subsidiary						66.90%
Fairfax Africa
Disclosure of subsidiaries [line items]
Minority voting percentage						1.70%	1.20%
Carrying value						$ 267.2	$ 191.6
Net earnings attributable to non-controlling interests						$ (1.6)	$ 4.3
Proportion of ownership interest in subsidiary			59.20%			58.70%	64.20%
Number of subordinated voting equity interests acquired						4,745,421
Economic ownership percentage						41.30%	35.80%
Brit
Disclosure of subsidiaries [line items]
Minority voting percentage						11.10%	27.50%
Carrying value						$ 181.9	$ 435.3
Net earnings attributable to non-controlling interests						$ (1.7)	(19.1)
Proportion of ownership interest in subsidiary	88.90%	88.00%				88.90%
All other
Disclosure of subsidiaries [line items]
Carrying value						$ 107.4	147.1
Net earnings attributable to non-controlling interests						$ 11.6	$ 27.4
Brit
Disclosure of subsidiaries [line items]
Dividends paid, other shares		$ 12.8
Consideration paid		251.8
Capital contribution	$ 126.0	$ 264.6
Percentage of economic interests acquired		11.20%
Allied World's Minority Shareholders
Disclosure of subsidiaries [line items]
Dividends paid, other shares				$ 61.3
OMERS | Brit
Disclosure of subsidiaries [line items]
Dividends paid, other shares				$ 45.8
Subordinate voting shares
Disclosure of subsidiaries [line items]
Number of shares issued (in shares)						27,717,325	27,904,801
Subordinate voting shares | Fairfax India
Disclosure of subsidiaries [line items]
Number of shares issued (in shares)					7,663,685
Subordinate voting shares | Fairfax Africa
Disclosure of subsidiaries [line items]
Consideration paid						$ 57.8
Non- controlling interests
Disclosure of subsidiaries [line items]
Deconsolidation of Quess						212.5	$ 0.0
Non- controlling interests | Quess
Disclosure of subsidiaries [line items]
Deconsolidation of Quess						$ 212.5
Investments accounted for using equity method | Quess
Disclosure of subsidiaries [line items]
Percentage of non-cash remeasurement gain						33.00%
Share of profit of associates						$ 889.9